Prepayments and Other Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Prepayments and Other Assets [Abstract]
PREPAYMENTS AND OTHER ASSETS

Note 3 — PREPAYMENTS AND OTHER ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31, 2025	As of June 30, 2025
Advance to crew	$215,431	$172,133
Advance to employee	28,780	57,408
Rental deposit(1)	100,000	500,000
Prepaid consulting service fee(2)	7,479,825	—
Other	76,743	58,810
Total	$7,900,779	$788,351

Prepayments and other non-current assets consisted of the following:

	As of December 31, 2025	As of June 30, 2025
Loan security deposit(3)	$475,000	$475,000
Prepaid research and development expenses	100,000	—
Prepaid consulting service fee(2)	960,959	—
Total	$1,535,959	$475,000

____________

(1)      Rental deposit represents a deposit of $100,000 paid to the lessor of Top Advancer (see Note 8). During the six months ended December 31, 2025, the Company received $400,000 of this deposit, and the remaining balance is expected to be received in March 2026.

(2)      This represents prepaid consulting service fees of $8,440,784 paid to third-party service providers for consulting. These services are expected to be rendered over a contractual period of two years. The Company amortizes the prepaid consulting service fees on a straight-line basis over the service period. As of December 31, 2025, $7,479,825 and $960,959 are classified as current and non-current, respectively, based on the expected timing of service delivery.

(3)      This is long-term loan security deposit of $475,000, which is expected to be collected at the end of long-term loan agreement (see Note 9).

Note 3 — PREPAYMENTS AND OTHER ASSETS

Prepayments and other current assets consisted of the following:

	As of June 30, 2025	As of June 30, 2024
Advance to crew	$172,133	$267,165
Advance to employee	57,408	211,375
Rental deposit(1)	500,000	—
Other	58,810	76,530
Total	$788,351	$555,070

Prepayments and other non-current assets consisted of the following:

	As of June 30, 2025	As of June 30, 2024
Rental deposit(1)	$—	$500,000
Loan security deposit(2)	475,000	475,000
Total	$475,000	$975,000

____________

(1)      Rental deposit represents a deposit of $500,000 paid to the lessor of Top Advancer (see Note 8), which is expected to be received in December 2025 upon the lease’s expiration.

(2)      This is long-term loan security deposit of $475,000, which is expected to be collected at the end of long-term loan agreement (see Note 9).